SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Stock, Exercised	7,567	1,129	2,416
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Stock, Balance Beginning	1,370	923	32
Weighted-Average Fair Value of Restricted Stock, Balance Beginning	$ 639.22	$ 748.89	$ 15,449.60
Number of Restricted Stock, Shares of restricted stock granted		447	892
Weighted-Average Fair Value of Restricted Stock, Shares of restricted stock granted		$ 413.33	$ 253.15
Number of Restricted Stock, Exercised
Weighted-Average Fair Value of Restricted Stock, Exercised
Number of Restricted Stock, Cancelled			1
Weighted-Average Fair Value of Restricted Stock, Cancelled			$ 9,600.00
Number of Restricted Stock, Balance Ending	1,370	1,370	923
Weighted-Average Fair Value of Restricted Stock, Balance Ending	$ 639.22	$ 639.22	$ 748.89
Number of Restricted Stock, Exercised
Number of Restricted Stock, Cancelled			(1)